Summary of Significant Accounting Policies - Barter Transaction (Details) - Barter Transactions - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Revenues	¥ 3,137	¥ 0	¥ 551
Expenses	¥ 3,325	¥ 0	¥ 1,269